Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Entity Registrant Name	QUAINT OAK BANCORP INC
Entity Central Index Key	0001391933
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 6,934,958
Entity Common Stock, Shares Outstanding		987,126
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Due from banks, non-interest-bearing	$ 609	$ 973
Due from banks, interest-bearing	11,078	7,677
Cash and cash equivalents	11,687	8,650
Investment in interest-earning time deposits	8,082	6,001
Investment securities available for sale at fair value	6,707	3,271
Mortgage-backed securities held to maturity (fair value-2011 $4,248; 2010 $5,810)	3,888	5,406
Loans held for sale	413	0
Loans receivable, net of allowance for loan losses 2011 $805; 2010 $871	75,339	74,710
Accrued interest receivable	543	423
Investment in Federal Home Loan Bank stock, at cost	616	757
Premises and equipment, net	1,124	1,073
Other real estate owned, net	185	1,191
Prepaid expenses and other assets	605	619
Total Assets	109,189	102,101
LIABILITIES
Deposits, interest-bearing	88,525	79,691
Federal Home Loan Bank advances	3,800	5,600
Other borrowings	0	423
Accrued interest payable	98	107
Advances from borrowers for taxes and insurance	822	746
Accrued expenses and other liabilities	248	343
Total Liabilities	93,493	86,910
STOCKHOLDERS' EQUITY
Preferred stock- $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock - $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued and 987,126 and 992,436 outstanding at December 31, 2011 and December 31, 2010, respectively	14	14
Additional paid-in capital	13,513	13,478
Treasury stock, at cost: 2011 401,499 shares; 2010 396,189 shares	(3,683)	(3,636)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(727)	(813)
Recognition & Retention Plan Trust (RRP)	(280)	(360)
Accumulated other comprehensive income (loss)	(56)	(13)
Retained earnings	6,915	6,521
Total Stockholders' Equity	15,696	15,191
Total Liabilities and Stockholders' Equity	$ 109,189	$ 102,101

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Mortgage-backed securities held to maturity, at fair value	$ 4,248	$ 5,810
Loans receivable, net of allowance for loan losses	$ 805	$ 871
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	9,000,000	9,000,000
Common stock, shares issued (in shares)	1,388,625	1,388,625
Common stock, shares outstanding (in shares)	987,126	992,436
Treasury stock, at cost (in shares)	401,499	396,189

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest on loans	$ 5,018	$ 4,963
Interest and dividends on short-term investments and investment securities	512	517
Total Interest Income	5,530	5,480
Interest Expense
Interest on deposits	1,700	1,685
Interest on Federal Home Loan Bank advances	187	245
Interest on other borrowings	22	25
Total Interest Expense	1,909	1,955
Net Interest Income	3,621	3,525
Provision for Loan Losses	137	114
Net Interest Income after Provision for Loan Losses	3,484	3,411
Non-Interest Income
Mortgage banking and title abstract fees	311	241
Other fees and services charges	38	53
Loss on sale of other real estate owned	(66)	(4)
Other	62	49
Total Non-Interest Income, net	345	339
Non-Interest Expense
Salaries and employee benefits	1,687	1,376
Directors' fees and expenses	230	207
Occupancy and equipment	226	201
Professional fees	287	317
FDIC deposit insurance assessment	87	152
Other real estate owned expenses	166	125
Advertising	41	56
Other	223	205
Total Non-Interest Expense	2,947	2,639
Income before Income Taxes	882	1,111
Income Taxes	354	440
Net Income	$ 528	$ 671
Earnings per share - basic (in dollars per share)	$ 0.6	$ 0.66
Average shares outstanding - basic (in shares)	874,566	1,023,360
Earnings per share - diluted (in dollars per share)	$ 0.6	$ 0.65
Average shares outstanding - diluted (in shares)	878,899	1,027,717

Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2009	$ 14	$ 13,442	$ (735)	$ (1,323)	$ 1	$ 5,987	$ 17,386
BALANCE (in shares) at Dec. 31, 2009	1,299,712
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(2)		70			68
Treasury stock purchased (in shares)	(307,276)
Treasury stock purchased			(2,901)				(2,901)
Stock based compensation expense		118					118
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(137)	(137)
Net income						671	671
Unrealized loss (gain) on securities AFS, net of deferred taxes					(14)		(14)
Comprehensive income							657
BALANCE at Dec. 31, 2010	14	13,478	(3,636)	(1,173)	(13)	6,521	15,191
BALANCE (in shares) at Dec. 31, 2010	992,436						992,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(4)		86			82
Treasury stock purchased (in shares)	(5,310)
Treasury stock purchased			(47)				(47)
Stock based compensation expense		119					119
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(134)	(134)
Net income						528	528
Unrealized loss (gain) on securities AFS, net of deferred taxes					(43)		(43)
Comprehensive income							485
BALANCE at Dec. 31, 2011	$ 14	$ 13,513	$ (3,683)	$ (1,007)	$ (56)	$ 6,915	$ 15,696
BALANCE (in shares) at Dec. 31, 2011	987,126						987,126

Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders' Equity [Abstract]
Release of vested RRP Shares (in shares)	8,529	8,529
Cash dividends declared (in dollars per share)	$ 0.135	$ 0.115

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 528	$ 671
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	137	114
Depreciation expense	54	55
Net accretion of securities discounts	(9)	(8)
Amortization of deferred loan fees and costs	12	5
Deferred income taxes	22	(51)
Stock-based compensation expense	202	186
Gain on the sale of investment securities available for sale	0	(1)
Gain on the sale of loans held for sale	(227)	0
Net loss on sale of other real estate owned	66	4
Changes in assets and liabilities which provided (used ) cash:
Loans held for sale-originations	(12,114)	0
Loans held for sale-proceeds	11,928	0
Accrued interest receivable	(120)	(26)
Prepaid expenses and other assets	14	142
Accrued interest payable	(9)	(10)
Accrued expenses and other liabilities	(95)	216
Net Cash Provided by Operating Activities	389	1,297
Cash Flows from Investing Activities
Net increase in investment in interest-earning time deposits	(2,081)	(2,848)
Purchase of investment securities available for sale	(7,605)	(3,797)
Proceeds from calls of investment securities available for sale	4,105	1,510
Principal payments received on mortgage-backed securities held to maturity	1,525	2,332
Net increase in loans receivable	(1,418)	(2,686)
Net decrease in investment in Federal Home Loan Bank stock	141	40
Proceeds from the sale of other real estate owned	1,580	328
Capitalized expenditures on other real estate owned	0	(25)
Purchase of premises and equipment	(105)	(36)
Net Cash Used in Investing Activities	(3,858)	(5,182)
Cash Flows from Financing Activities
Net increase in deposits	8,834	11,439
Repayment of Federal Home Loan Bank advances	(1,800)	(1,250)
Repayment of other borrowings	(423)	(19)
Dividends paid	(134)	(137)
Purchase of treasury stock	(47)	(2,901)
Increase (decrease) in advances from borrowers for taxes and insurance	76	(17)
Net Cash Provided by Financing Activities	6,506	7,115
Net Increase in Cash and Cash Equivalents	3,037	3,230
Cash and Cash Equivalents - Beginning of Period	8,650	5,420
Cash and Cash Equivalents - End of Period	11,687	8,650
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,918	1,965
Cash payments for taxes	495	320
Transfer of loans to other real estate owned	$ 640	$ 585

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

On July 3, 2007, Quaint Oak Savings Bank completed its conversion from a Pennsylvania chartered mutual savings bank to a Pennsylvania chartered stock savings bank and changed its name to Quaint Oak Bank (“Bank”).  In connection with the conversion, Quaint Oak Bank formed Quaint Oak Bancorp, Inc., a Pennsylvania chartered corporation (the "Company" or "Quaint Oak Bancorp"), which offered and sold 1,388,625 shares of its common stock at a price of $10.00 per share to eligible depositors of the Bank.  Upon completion of the conversion and the offering, all of Quaint Oak Bank's common stock is owned by Quaint Oak Bancorp, and all of Quaint Oak Bancorp's common stock is, in turn, owned by the public.  The Company sold 1,388,625 shares of its common stock, raising $13,886,250 of gross proceeds.  Costs incurred in connection with the conversion and offering totaled $535,000 and were recorded as a reduction of the proceeds from the offering.  The Company invested approximately $7.1 million or 53.0% of the net proceeds in Quaint Oak Bank.  All remaining proceeds were retained by Quaint Oak Bancorp for future capital needs.  The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Quaint Oak Bank along with its wholly owned subsidiaries.  At December 31, 2011, the Bank has four wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, and Quaint Oak Insurance Agency, LLC, each a Pennsylvania limited liability company.  The mortgage, real estate and abstract companies offer mortgage banking, real estate sales and title abstract services, respectively, in the Lehigh Valley region of Pennsylvania, and began operation in July 2009.  The insurance agency is currently inactive.  In October 2010, the mortgage company also commenced operations at the Bank's main office.  All significant intercompany balances and transactions have been eliminated.

The Bank is subject to regulation by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation.  Pursuant to the Bank's election under Section 10(l) of the Home Owners' Loan Act, the Company is a savings and loan holding company regulated by the Board of Governors of the Federal Reserve System.  The market area served by the Bank is principally Bucks County, Pennsylvania and to a lesser extent, Montgomery and Philadelphia Counties in Pennsylvania.  In February 2010, the Bank opened a branch banking office in the Lehigh Valley area of Pennsylvania. The principal deposit products offered by the Bank are certificates of deposit, passbook savings accounts, statement savings accounts and eSavings accounts.  Loan products offered are fixed and adjustable rate residential and commercial mortgages, construction loans, home equity loans, auto loans, and lines of credit.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The Company's most significant estimates are the determination of the allowance for loan losses, the assessment of other-than-temporary impairment of investment and mortgage-backed securities, and the valuation of deferred tax assets.

Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania.  The concentration of credit by type of loan is set forth in Note 6.  Although the Bank has a diversified loan portfolio, its debtors' ability to honor their contracts is influenced by the region's economy.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety days of acquisition.

Investment and Mortgage-Backed Securities

Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors.  Securities available for sale are carried at fair value.  Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects.  Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings.  Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Investment securities and mortgage-backed securities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions.  These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

The Company follows the accounting guidance related to recognition and presentation of other-than-temporary impairment.  This accounting guidance amended the recognition guidance for other-than-temporary impairments of debt securities and expanded the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities.  The recent guidance replaced the “intent and ability” indication in existing guidance by specifying that (a) if a company does not have the intent to sell a debt security prior to recovery and (b) it is more likely than not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss.  When an entity does not intend to sell the security, and it is more likely than not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.  The Company recognized no other-than-temporary impairment charges during the years ended December 31, 2011 and 2010.

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula.  FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period. No impairment charges were recognized on FHLB stock during the years ended December 31, 2011 and 2010.  In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and restricting the repurchase of capital stock, to preserve capital.  On   October 29, 2010, the FHLB of Pittsburgh resumed the repurchase of capital stock.  From October 29, 2010 through December 31, 2011 a total of 180,500 shares have been repurchased at $1.00 per share from the Bank.  In February 2012, the FHLB of Pittsburgh repurchased 30,900 shares from Quaint Oak Bank at $1.00 per share and also announced a dividend of 0.10 percent annualized be calculated on stockholders' average capital stock held during the period October 1, 2011 to December 31, 2011.  This dividend was paid in February 2012.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees.  Interest income is accrued on the unpaid principal balance.  Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans.  The Bank is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans and consumer loans.  The residential loan segment has two classes: one-to-four family residential owner occupied loans and one-to-four residential family non-owner occupied loans.  The commercial real estate loan segment consists of the following classes: multi-family (five or more) residential, commercial real estate and commercial lines of credit.  Construction loans are generally granted for the purpose of building a single residential home.  The consumer loan segment consists of the following classes: home equity loans and consumer non-real estate loans.  Included in the home equity class are home equity loans and home equity lines of credit.  Included in the consumer non-real estate loans are loans secured by saving accounts and auto loans.

The accrual of interest is generally discontinued when principal or interest has become 90 days past due unless the loan is in the process of collection and is either guaranteed or well secured.  When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses.  Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These significant factors may include changes in lending policies and procedures, changes in existing general economic and business conditions affecting our primary lending areas, credit quality trends, collateral value, loan volumes and concentrations, seasoning of the loan portfolio, recent loss experience in particular segments of the portfolio, duration of the current business cycle and bank regulatory examination results. The applied loss factors are reevaluated quarterly to ensure their relevance in the current economic environment.  Residential mortgage lending generally entails a lower risk of default than other types of lending. Consumer loans and commercial real estate loans generally involve more risk of collectability because of the type and nature of the collateral and, in certain cases, the absence of collateral. It is the Company's policy to establish a specific reserve for loss on any delinquent loan when it determines that a loss is probable. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral.

A loan is classified as a troubled debt restructuring (“TDR”) if the Company, for economic or legal reasons related to a debtor's financial difficulties, grants a concession to the debtor that it would not otherwise consider. Concessions granted under a TDR typically involve a temporary or permanent reduction in payments or interest rate or an extension of a loan's stated maturity date at less than a current market rate of interest. Loans classified as TDRs are designated as impaired.

For loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for all loans (except one-to-four family residential owner-occupied loans) where the total amount outstanding to any borrower or group of borrowers exceeds $500,000, or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans criticized as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Loans Held for Sale.

Loans originated by the Bank's mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value (LOCOM). Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Other Real Estate Owned

Other real estate owned or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures.  A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place.  Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell.  Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.  Other real estate owned at December 31, 2011 and 2010 was $185,000 and $1.2 million, respectively.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets. The costs of maintenance and repairs are expensed as incurred.  Costs of major additions and improvements are capitalized.

Advertising Costs

The Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income and totaled $41,000 and $56,000 for the years ended December 31, 2011 and 2010, respectively.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.  A tax position is recognized as a benefit only if it is more likely than not that the tax position would be sustained in a tax examination, with a tax examination presumed to occur.  The amount recognized is the largest amount of tax benefit that has more than 50 percent likelihood of being realized upon examination.  For tax positions not meeting the more likely than not test, no tax benefit is recorded.  The Company had no material uncertain tax positions or accrued interest and penalties as of December 31, 2011 and 2010.  The Company's policy is to account for interest as a component of interest expense and penalties as components of other expense.  The Company is no longer subject to examination by taxing authorities for the years before January 1, 2008.

Comprehensive Income (Loss)

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income.

For the years ended December 31, 2011 and 2010, the only components comprehensive income were net income and unrealized gains and losses, net of tax, on available for sale securities.  The Company experienced unrealized holding losses of $43,000 and $14,000, net of tax, for the years ended December 31, 2011 and December 31, 2010, respectively.

Treasury Stock and Unallocated Common Stock

The acquisition of treasury stock by the Company, including unallocated stock held by certain benefit plans, is recorded under the cost method.  At the date of subsequent reissue, treasury stock is reduced by the cost of such stock on a first-in, first-out basis with any excess proceeds credited to additional paid in capital.

Share-Based Compensation

Stock compensation accounting guidance (FASB ASC 718, Compensation-Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost is measured based on the grant date fair value of the equity or liability instruments issued.  The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees' service period, generally defined as the vesting period.  For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.  A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company's common stock on the grant date is used for restricted stock awards.

At December 31, 2011, the Company has two share-based plans; the 2008 Recognition and Retention Plan and the 2008 Stock Option Plan.  Shares were awarded under both plans in May 2008.  These plans are more fully described in Note 11.

The Company also has an employee stock ownership plan (“ESOP”).  This plan is more fully described in Note 11.  As ESOP shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares over the period earned.

Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders' for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares.  Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the “treasury stock” method.  For the years ended December 31, 2011 and 2010, all outstanding stock options (107,570 options) were antidilutive.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit.  Such financial instruments are recorded in the balance sheet when they are funded.

Reclassifications

Certain items in the 2010 consolidated financial statements have been reclassified to conform to the presentation in the 2011 financial statements.  Such reclassifications did not have a material impact on the overall financial statements.

Recent Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which updates ASC 820, Fair Value Measurements and Disclosures. The updated guidance added new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarified existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The amended guidance in ASU 2010-06 was effective for the first interim or annual reporting period beginning after December 15, 2009, except for the requirement to provide the Level 3 activity of purchase, sales, issuances, and settlements on a gross basis, which was effective for fiscal years beginning after December 15, 2010. The Company adopted the amended guidance, except for the requirement effective for fiscal years beginning after December 15, 2010, on January 1, 2010. The Company adopted the additional requirement on January 1, 2011. The adoptions did not have any impact on our financial position or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which updated ASC 310, Receivables. The updated guidance requires more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its allowance for credit losses, including a rollforward schedule of the allowance for credit losses for the period on a portfolio segment basis, as well as additional information about the aging and credit quality of receivables by class of financing receivables as of the end of the period. The new and amended disclosures that relate to information as of the end of a reporting period are effective for the Company as of December 31, 2010. The disclosures that include information for activity that occurs during a reporting period were effective for the first interim reporting period beginning after December 31, 2010. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

In April 2011, the FASB issued ASU 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, which updates ASC 310. This updated guidance clarifies which loan modifications constitute troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: 1) the restructuring constitutes a concession; and 2) the debtor is experiencing financial difficulty. The update clarifies the guidance on a creditor's evaluation of whether it has granted a concession to note that if a debtor does not otherwise have access to funds at a market rate for debt with similar characteristics as the restructured debt, the restructuring would be considered to be at a below-market rate, which may indicate that the creditor has granted a concession. Additionally, a temporary or permanent increase in the contractual interest rate as a result of a restructuring does not preclude the restructuring from being considered a concession because the new contractual interest rate on the restructured debt could still be below the market interest rate for new debt with similar characteristics. Furthermore, a restructuring that results in a delay in payment that is insignificant is not a concession. The update also clarifies the guidance on a creditor's evaluation of whether a debtor is experiencing financial difficulty to note that a creditor may conclude that a debtor is experiencing financial difficulties, even though the debtor is not currently in payment default. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011. The adoption of this new guidance did not have an impact on our financial position or results of operations, as we have already implemented these principles in our evaluations of TDRs.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.  The intent of this standard is to increase the prominence of comprehensive income in the financial statements.  This standard requires the components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The single format would include the traditional income statement and the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In the two statement approach, the first statement would be the traditional income statement, which would be immediately followed by a separate statement which would include the components of other comprehensive income, total other comprehensive income and total comprehensive income.  The amendments in this ASU will be applied retrospectively, and will be required for the Company beginning in the first quarter 2012.

Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2011
Investment in Interest-Earning Time Deposits [Abstract]
Investment in Interest-Earning Time Deposits
Note 3 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2011 and 2010, by contractual maturity, are shown below:

	2011	2010
	(In Thousands)
Due in one year or less	$3,058	$3,001
Due after one year through five years	5,024	3,000
	$8,082	$6,001

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note 4 – Investment Securities Available for Sale

The amortized cost and fair value of investment securities available for sale at December 31, 2011 and December 31, 2010 are summarized below (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$3,450	$8	$(1)	$3,457
Corporate securities	1,742	-	(74)	1,668
Short-term bond fund	1,082	-	(12)	1,070
Limited-term bond fund	518	-	(6)	512
	$6,792	$8	$(93)	$6,707

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$1,750	$2	$(15)	$1,737
Short-term bond fund	1,035	2	-	1,037
Limited-term bond fund	505	-	(8)	497
	$3,290	$4	$(23)	$3,271

U.S. Government agency securities include investments in Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Federal Home Loan Bank (FHLB) step-up bonds at December 31, 2011 and 2010.

The amortized cost and fair value of available for sale debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$-	$-
Due after one year through five years	1,492	1,431
Due after five years through ten years	3,700	3,694
	$5,192	$5,125

The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2011 and December 31, 2010 (dollar amounts in thousands):

	December 31, 2011
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	1	$499	$(1)	$-	$-	$499	$(1)
Corporate securities	6	1,668	(74)	-	-	1,668	(74)
Short-term bond fund	1	1,070	(12)	-	-	1,070	(12)
Limited-term bond fund	1	-	-	512	(6)	512	(6)

Total	9	$3,237	$(87)	$512	$(6)	$3,749	$(93)

	December 31, 2010
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	3	$-	$-	$485	$(15)	$485	$(15)
Limited-term bond fund	1	-	-	497	(8)	497	(8)
Total	3	$-	$-	$982	$(23)	$982	$(23)

At December 31, 2011, there were seven debt securities in a gross unrealized loss position that at such date had an aggregated depreciation of 3.36% from the Company's amortized cost basis.  Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold these securities until maturity and the Company does not believe it will sell or be required to sell such securities prior to the recovery of the amortized cost basis.  Management does not believe any individual unrealized loss as of December 31, 2011 represents an other-than-temporary impairment.

At December 31, 2011, there were two bond funds in an unrealized loss position that at such date had an aggregated depreciation of 1.13% from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold these securities until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of December 31, 2011 represents an other-than-temporary impairment.

At December 31, 2010, there were three government agency securities and one bond fund in a gross unrealized loss position that at such date had an aggregated depreciation of 1.73% from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates. Management evaluated the length and time and the extent to which the fair value has been less than cost; the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company has the ability and intent to hold these securities until maturity and the Company does not believe it will sell or be required to sell such securities prior to the recovery of the amortized cost basis. Management does not believe any individual unrealized loss as of December 31, 2010 represents an other-than-temporary impairment.

There were no impairment charges recognized during the years ended December 31, 2011 and 2010.

Mortgage-Backed Securities Held to Maturity	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 5 – Mortgage-Backed Securities Held to Maturity

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011 and December 31, 2010 are summarized below (in thousands):
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,055	$211	$-	$2,266
FHLMC pass-through certificates	1,833	149	-	1,982
	$3,888	$360	$-	$4,248

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,803	$222	$-	$3,025
FHLMC pass-through certificates	2,603	182	-	2,785
	$5,406	$404	$-	$5,810

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due after five years through ten years	$1,833	$1,982
Due after ten years	2,055	2,266
	$3,888	$4,248

Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Loans Receivable, Net and Allowance for Loan Losses
Note 6 - Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable at December 31, 2011 and 2010 is as follows:
	2011	2010
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$12,153	$13,428
Non-owner occupied	29,606	26,263
Total one-to-four family residential	41,759	39,691

Multi-family (five or more) residential	3,715	3,226
Commercial real estate	18,200	18,773
Commercial lines of credit	1,654	1,854
Construction	5,263	5,773
Home equity loans	5,491	6,181
Total real estate loans	76,082	75,498

Auto loans	41	75
Loans secured by deposits	59	15
Total Loans	76,182	75,588

Deferred loan fees and costs	(38)	(7)
Allowance for loan losses	(805)	(871)

Net Loans	$75,339	$74,710

Following is a summary of changes in the allowance for loan losses for the year ended December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Balance, beginning of the year	$871	$835
Provision for loan losses	137	114
Charge-offs	(203)	(78)
Recoveries	-	-
Net charge-offs	(203)	(78)

Balance, end of period	$805	$871

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$10,792	$500	$297	$564	$12,153
One-to-four family residential non-owner occupied	28,041	325	1,067	173	29,606
Multi-family residential	3,514	201	-	-	3,715
Commercial real estate and lines of credit	18,733	694	427	-	19,854
Construction	5,023	240	-	-	5,263
Home equity	4,862	52	577	-	5,491
Consumer non-real estate	89	11	-	-	100
	$71,054	$2,023	$2,368	$737	$76,182

	December 31, 2010
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$12,139	$742	$79	$468	$13,428
One-to-four family residential non-owner occupied	24,700	109	1,079	375	26,263
Multi-family residential	3,022	204	-	-	3,226
Commercial real estate and lines of credit	20,202	318	107	-	20,627
Construction	5,773	-	-	-	5,773
Home equity	5,757	350	74	-	6,181
Consumer non-real estate	75	-	15	-	90
	$71,668	$1,723	$1,354	$843	$75,588

The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2011 and December 31, 2010 (in thousands):

		December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$861	$861	$29	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	82	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	12	428	17
Construction	-	-	-	-	-
Home equity	577	577	46	586	29
Consumer non-real estate	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$861	$861	$29	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	82	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	13	428	17
Construction	-	-	-	-	-
Home equity	577	577	46	586	29
Consumer non-real estate	-	-	-	-	-

		December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$547	$547	$108	$547	$12
One-to-four family residential non-owner occupied	1,454	1,454	136	1,462	76
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	107	107	1	108	6
Construction	-	-	-	-	-
Home equity	74	74	25	75	5
Consumer non-real estate	15	15	1	18	1

Total:
One-to-four family residential owner occupied	$547	$547	$108	$547	$12
One-to-four family residential non-owner occupied	1,454	1,454	136	1,462	76
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	107	107	1	108	6
Construction	-	-	-	-	-
Home equity	74	74	25	75	5
Consumer non-real estate	15	15	1	18	1

At December 31, 2011, the Company had nine loans totaling $937,000 identified as troubled debt restructurings (TDRs).  All nine loans are classified as impaired with one loan in the amount of $71,000 on non-accrual status.  Any TDR that is placed on non-accrual is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable. None of the restructurings were made under a government assistance program. These restructurings were allowed in an effort to maximize the Company's ability to collect on loans where borrowers were experiencing financial difficulty. All the Company's TDRs as of December 31, 2011 have modifications with terms of interest-only payments for a period of six months. In some cases the modification terms may include a small payment of principal in addition to interest.  The following table presents the Company's TDR loans as of December 31, 2011 (dollar amounts in thousands):

		December 31, 2011
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance

One-to-four family residential owner occupied	1	$71	$71	$-	$1
One-to-four family residential non-owner occupied	5	617	-	617	16
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	249	-	249	3
Consumer non-real estate	-	-	-	-	-
Total	9	$937	$71	$866	$20

The contractual aging of the TDRs in accordance with their original terms as of December 31, 2011 is as follows (in thousands):

		December 31, 2011
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	310	-	307	-	617
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	182	67	-	249
Consumer non-real estate	-	-	-	-	-
Total	$310	$182	$374	$71	$937

The following table shows the data for TDR activity for the year ended December 31, 2011 (dollar amounts in thousands):

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
One-to-four family residential owner occupied	-	$-	$-
One-to-four family residential non-owner occupied	4	309	306
Multi-family residential	-	-	-
Commercial real estate and lines of credit	-	-	-
Construction	-	-	-
Home equity	3	251	249
Consumer non-real estate	-	-	-
Total	7	$560	$555

The reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan's original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2011, there were no commitments to lend additional funds to debtors whose terms have been modified as TDRs.

As of December 31, 2011 all of our loans classified as TDRs were performing in accordance with their modified terms.

The following tables summarize, by loan portfolio class, the changes in the allowance for loan losses and recorded investment in loans receivable for the years ended December 31, 2011 and December 31, 2010 (in thousands):

				December 31, 2011
	1-4 Family	1-4 Family		Commercial
	Residential	Residential	Multi-	Real Estate			Consumer
	Owner	Non-Owner	Family	and Lines of		Home	Non-Real
	Occupied	Occupied	Residential	Credit	Construction	Equity	Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$185	$335	$23	$155	$40	$92	$1	$40	$871
Charge-offs	(93)	(110)	-	-	-	-	-	-	(203)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	22	126	3	(7)	(5)	(9)	-	7	137
Ending balance	$114	$351	$26	$148	$35	$83	$1	$47	$805

Ending balance evaluated for impairment:
Individually	$29	$82	$-	$12	$-	$46	$-	$-	$169

Collectively	$85	$269	$26	$136	$35	$37	$1	$47	$636

Loans receivable: Ending balance	$12,153	$29,606	$3,715	$19,854	$5,263	$5,491	$100	$-	$76,182

Ending balance evaluated for impairment: Individually	$861	$1,240	$-	$427	$-	$577	$-	$-	$3,105

Collectively	$11,292	$28,366	$3,715	$19,427	$5,263	$4,914	$100	$-	$73,077

				December 31, 2010
	1-4 Family	1-4 Family		Commercial
	Residential	Residential	Multi-	Real Estate			Consumer
	Owner	Non-Owner	Family	and Lines of		Home	Non-Real
	Occupied	Occupied	Residential	Credit	Construction	Equity	Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$84	$202	$22	$194	$35	$41	$1	$256	$835
Charge-offs	-	(78)	-	-	-	-	-	-	(78)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	101	211	1	(39)	5	51	-	(216)	114
Ending balance	$185	$335	$23	$155	$40	$92	$1	$40	$871

Ending balance evaluated for impairment:
Individually	$108	$136	$-	$1	$-	$25	$1	$-	$271

Collectively	$77	$199	$23	$154	$40	$67	$-	$40	$600

Loans receivable: Ending balance	$13,428	$26,263	$3,226	$20,627	$5,773	$6,181	$90	$-	$75,588

Ending balance evaluated for impairment: Individually	$547	$1,454	$-	$107	$-	$74	$15	$-	$2,197

Collectively	$12,881	$24,809	$3,226	$20,520	$5,773	$6,107	$75	$-	$73,391

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011	December 31, 2010
One-to-four family residential owner occupied	$808	$539
One-to-four family residential non-owner occupied	624	422
Multi-family residential	-	-
Commercial real estate and lines of credit	427	-
Construction	-	-
Home equity	256	23
Consumer non-real estate	-	-
	$2,115	$984

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $3.3 million and $1.5 million at December 31, 2011 and December 31, 2010, respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2011 and 2010, approximately $66,000 and $23,000 of interest income was recognized on non-accrual loans. Interest income foregone on non-accrual loans was approximately $76,000 and $50,000 for the years ended December 31, 2011 and 2010, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,009	$861	$1,870	$10,283	$12,153	$53
One-to-four family residential non- owner occupied	407	993	1,400	28,206	29,606	369
Multi-family residential	-	201	201	3,514	3,715	201
Commercial real estate and lines of credit	1,154	834	1,988	17,866	19,854	407
Construction	80	-	80	5,183	5,263	-
Home equity	524	440	964	4,527	5,491	184
Consumer non-real estate	11	-	11	89	100	-
	$3,185	$3,329	$6,514	$69,668	$76,182	$1,214

	December 31, 2010
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$810	$600	$1,410	$12,018	$13,428	$61
One-to-four family residential non- owner occupied	1,106	775	1,881	24,382	26,263	353
Multi-family residential	204	-	204	3,022	3,226	-
Commercial real estate and lines of credit	1,061	108	1,169	19,458	20,627	108
Construction	-	-	-	5,773	5,773	-
Home equity	437	23	460	5,721	6,181	-
Consumer non-real estate	15	-	15	75	90	-
	$3,633	$1,506	$5,139	$70,449	$75,588	$522

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 7 - Premises and Equipment

The components of premises and equipment at December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Land and building	$1,025	$1,016
Leasehold improvements	39	20
Furniture, fixtures and equipment	330	261
	1,394	1,297
Accumulated depreciation	(270)	(224)
	$1,124	$1,073

As of December 31, 2011, the Company had two operating leases for its 607-609 Lakeside Drive, Southampton, PA banking office.  Both leases are month to month with 120 days' written notice required for termination. Rent expense under these leases for each of the years ended December 31, 2011 and 2010 was $33,000. There are no future minimum annual lease payments required under these month to month operating agreements.

In November 2011, the Company decided to relocate its 607-609 Lakeside Drive office in Southampton, PA to a larger facility at 501 Knowles Avenue in Southampton, PA. On November 14, 2011, the Company entered into a ten year lease agreement for 501 Knowles Avenue with a renewal option for an additional five years. Minimum rental payments are scheduled to begin in July 2012.  In connection with the execution of 501 Knowles Avenue lease agreement, the Company gave written notice to terminate its 607-609 Lakeside Drive office lease effective March 31, 2012.  The Company moved into its new facility in March 2012.

Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2011 are as follows (in thousands):

2012	$34
2013	53
2014	53
2015	53
2016	58
Thereafter	308
$559

Deposits	12 Months Ended
Dec. 31, 2011
Deposits Note [Abstract]
Deposits
Note 8 - Deposits

Deposits at December 31, 2011 and 2010 consist of the following:

	2011		2010
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
		(Dollars in Thousands)
Passbook savings accounts	$2,943	0.33%	$3,079	0.55%
Statement savings accounts	6,975	0.62	6,798	0.97
eSavings accounts	3,924	0.99	2,253	1.12
Certificate of deposit accounts	74,683	2.15	67,561	2.31
	$88,525	1.92%	$79,691	2.10%

A summary of certificates of deposit by maturity at December 31, 2011 is as follows (in thousands):

Year ending December 31:
2012	$35,360
2013	13,924
2014	6,331
2015	12,062
2016	7,006
$74,683

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $29.9 million and $24.5 million at December 31, 2011 and 2010, respectively.

A summary of interest expense for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)
Passbook savings accounts	$11	$18
Statement savings accounts	44	67
eSavings accounts	28	22
Certificate of deposit accounts	1,617	1,578
	$1,700	$1,685

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings
Note 9 - Borrowings

The Bank has a line of credit commitment from another bank for borrowings up to $1.5 million.  This line of credit is a demand facility subject to continued review and modification or suspension at any time.  Advances are secured by certain qualifying assets of the Bank composed of loans.  There were no borrowings under this line of credit at December 31, 2011 and 2010.  The Bank has a line of credit facility with the Federal Home Loan Bank of $5.0 million.  The Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $42.0 million.  Federal Home Loan Bank advances are secured by qualifying assets of the Bank.

Federal Home Loan Bank advances consist of the following at December 31, 2011 and 2010 (in thousands):

	2011		2010
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to 12 months	$1,800	3.98%	$1,800	3.66%
13 to 24 months	2,000	4.19	1,800	3.98
25 to 36 months	-	-	2,000	4.19
	$3,800	4.09%	$5,600	3.95%

In June 2009, the Company borrowed $450,000 from a commercial bank to finance the purchase of a building in Allentown, Pennsylvania which serves as the offices for the three new active subsidiaries and a branch banking office which opened in February 2010.  This loan was paid off with no prepayment penalty on November 10, 2011.  The loan had an interest rate of 5.75%, a maturity of July 1, 2014, and was amortizing over 180 months. The loan had a balance $403,000 at the time of payoff and $442,000 at December 31, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 10 - Income Taxes

The components of income tax expense for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)

Federal:
Current	$285	$408
Deferred	(2)	(51)
	283	357
State, current	71	83
	$354	$440

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)

Federal income tax at statutory rate	$300	$377
State tax, net of federal benefit	48	57
Stock compensation expense	5	5
Other	1	1
	$354	$440

The components of the net deferred tax asset at December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$276	$298
Stock-based compensation	45	39
Allowance for OREO losses	-	9
Interest on non-accrual loans	39	9
Unrealized loss on investment securities available for sale	29	6
Deferred loan fees	13	2
Organization cost	3	3
Total deferred tax assets	405	366

Deferred tax liabilities:
Bank premises and equipment	(41)	(23)
Total deferred tax liabilities	(41)	(23)

Net Deferred Tax Asset	$364	$343

The net deferred tax asset at December 31, 2011 and 2010 of $364,000 and $343,000, respectively, is included in other assets.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
Note 11 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company adopted an Employee Stock Ownership Plan (ESOP) during fiscal 2007 for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased 8%, or 111,090 shares of the Company's then outstanding common stock in the open market at an average price of $9.35 for a total of $1.0 million.  The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company.  The loan bears an interest rate equal to 7.75%, with principal and interest to be paid quarterly in equal installments over 15 years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company's common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders' equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average price of the shares, and the shares become outstanding for earnings per share computations.  During the years ended December 31, 2011 and 2010, the Company recognized $82,000 and $68,000 of ESOP expense, respectively.

The following table represents the components of the ESOP shares at December 31, 2011 and 2010:

	2011	2010
Allocated shares	33,327	24,070
Unreleased shares	77,763	87,020
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$653	$822

Recognition and Retention Plan

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Recognition and Retention Plan (the “RRP”) and Trust Agreement.  In order to fund the RRP, the 2008 Recognition and Retention Plan Trust (the “RRP Trust”) acquired 55,545 shares of the Company's stock in the open market at an average price of $9.36 totaling $520,000.  Pursuant to the RRP, 43,324 shares acquired by the RRP Trust were granted to certain officers, employees and directors of the Company in May 2008, with 12,221 shares remaining available for future grant.  Due to forfeiture of shares by certain employees in addition to unawarded shares, as of December 31, 2011, 12,459 shares remain available for future grant.  The RRP share awards have vesting periods from five to seven years.

A summary of the status of the shares under the RRP as of December 31, 2011 and December 31, 2010 is as follows:

	2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	25,969	$9.05	34,498	$9.05
Granted	--	--	--	--
Vested	(8,529)	9.05	(8,529)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	17,440	$9.05	25,969	$9.05

Compensation expense on the RRP shares granted is recognized ratably over the five to seven year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  Compensation expense was recognized in the amount of $77,000 for each of the years ended December 31, 2011 and 2010.    A tax benefit of approximately $26,000 was recognized during these periods.  As of December 31, 2011, approximately $110,000 in additional compensation expense will be recognized over the remaining service period of approximately 1.4 years.

Stock Options

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the “Option Plan”).  The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire 138,863 shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Compensation Committee of the Board of Directors determined to grant the stock options in May 2008 at an exercise price equal to $10.00 per share which is higher than the fair market value of the common stock on the grant date.  All incentive stock options issued under the Option Plan are intended to comply with the requirements of Section 422 of the Internal Revenue Code.  Options will become vested and exercisable over a five to seven year period and are generally exercisable for a period of ten years after the grant date.  Pursuant to the Option Plan, 108,311 stock options were granted to certain officers, employees and directors of the Company in May 2008. Due to forfeiture of stock options by certain employees in addition to unawarded stock options, as of December 31, 2011, 31,293 stock options remain available for future grant.

A summary of option activity under the Company's Option Plan as of December 31, 2011 and 2010 and changes during the years ended December 31, 2011 and 2010 is as follows:

	2011			2010
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	7.4	107,718	$10.00
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	(148)	10.00
Outstanding at the end of the period	107,570	$10.00	6.4	107,570	$10.00
Exercisable at the end of the period	63,999	$10.00	6.4	42,666	$10.00

The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.10%
Risk-free interest rate	3.5%
Expected life of options	7.5 years
Expected stock-price volatility	19.45%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date.  The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options.  Although the contractual term of the options granted is ten years, the expected term of the options is less.  As the Company has no history of granting stock option awards, management estimated the expected term of the stock options to be the average of the vesting period and the contractual term.  The expected stock-price volatility was estimated by considering the Company's own stock volatility for the period since July 5, 2007, the initial trading date.  The actual future volatility may differ from our historical volatility.  The aggregate intrinsic value for outstanding stock options is calculated based on the difference between the exercise price of the underlying awards and the market price of our common stock as of the reporting date.  There was no intrinsic value of the options outstanding as of December 31, 2011 and 2010 as all of the outstanding options were at exercise prices greater than the December 31, 2011 and 2010 stock price.

Compensation expense was recognized in the amount of $41,000 for each of the years ended December 31, 2011 and 2010.  A tax benefit of approximately $9,000 was recognized during these periods.  As of December 31, 2011, approximately $59,000 in additional compensation expense for awarded options remained unrecognized.  This expense will be recognized over approximately 1.4 years.

Transactions with Executive Officers and Directors	12 Months Ended
Dec. 31, 2011
Transactions with Executive Officers and Directors [Abstract]
Transactions with Executive Officers and Directors
Note 12 - Transactions with Executive Officers and Directors

Certain directors and executive officers of the Company, their families and their affiliates are customers of the Bank.  Any transactions with such parties, including loans and commitments, are in the ordinary course of business at normal terms, including interest rate and collateralization, prevailing at the time and do not represent more than normal risks of collectability.  These persons were indebted to the Company for loans totaling $-0- and $3,000 at December 31, 2011 and 2010, respectively.  During the year ended December 31, 2011, no new loans and $3,000 of repayments were made.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
Note 13 - Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments.  The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company's financial instrument commitments at December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)
Commitments to grant loans	$1,891	$789
Unfunded commitments under lines of credit	4,311	3,827

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Since the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation.  Collateral held varies, but includes principally residential and commercial real estate.

The Company leases its Lakeside Office Park office in Southampton, PA.  This lease will expire on March 31, 2012 when Quaint Oak Bancorp relocates to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2011, are summarized as below:
Year	Rental Amount
(In Thousands)
2012	$34
2013	53
2014	53
2015	53
2016	58
Thereafter	308
$559

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
Note 14 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets.  Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011 the Bank was well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since December 31, 2011 that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios at December 31, 2011 and 2010 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)	$15,027	22.77%	$	≥5,279	≥8.00%	$	≥6,598	≥10.00%
Tier 1 capital (to risk-weighted assets)	14,222	21.55		≥2,639	≥4.00		≥3,959	≥ 6.00
Tier 1 capital (to average assets)	14,222	13.23		≥4,300	≥4.00		≥5,375	≥ 5.00

As of December 31, 2010:
Total capital (to risk-weighted assets)	$14,523	22.77%	$	≥5,103	≥8.00%	$	≥6,379	≥10.00%
Tier 1 capital (to risk-weighted assets)	13,715	21.50		≥2,551	≥4.00		≥3,827	≥ 6.00
Tier 1 capital (to average assets)	13,715	13.63		≥4,024	≥4.00		≥5,030	≥ 5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies.  However, the Federal Reserve Board has not issued regulations that address the levels of these capital requirements and when they will apply to Quaint Oak Bancorp.

Banking regulations place certain restrictions on dividends paid by the Bank to the Company.  The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.

Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements and Fair Values of Financial Instruments
Note 15 – Fair Value Measurements and Fair Values of Financial Instruments

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  In accordance with the Fair Value Measurements and Disclosures topic of FASB ASC 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company's various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such circumstances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment.  The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

The fair value guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The table below presents the balances of assets presented at fair value on a recurring basis at December 31, 2011 and December 31, 2010 (in thousands):

		December 31, 2011
		Quoted Prices in	Significant
		Active Markets	Other	Significant Other
		for Identical	Observable	Observable
	Total Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Investment securities available for sale:
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
	$6,707	$3,250	$3,457	$-

		December 31, 2010
		Quoted Prices in	Significant
		Active Markets	Other	Significant Other
		for Identical	Observable	Observable
	Total Fair	Assets	Inputs	Inputs
Investment securities available for sale:	Value	(Level 1)	(Level 2)	(Level 3)
U.S. Government agency securities	$1,737	$-	$1,737	$-
Short-term bond fund	1,037	1,037	-	-
Limited-term bond fund	497	497	-	-
	$3,271	$1,534	$1,737	$-

For assets measured at fair value on a nonrecurring basis that were still held at the end of the period, the following table provides the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Impaired loans	$2,936	$-	$-	$2,936

Other real estate owned	$185	$-	$-	$185

	December 31, 2010
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Impaired loans	$1,926	$-	$-	$1,926

Other real estate owned	$1,191	$-	$-	$1,191

Fair value of impaired loans is generally based upon independent market prices or appraised value of the collateral. During the periods presented, loan impairment was evaluated based on the fair value of the loans' collateral. Our appraisals are typically performed by independent third party appraisers, and are obtained as soon as practicable once indicators of possible impairment are identified. Our impaired loans at December 31, 2011 and December 31, 2010 are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

Real estate properties acquired through, or in lieu of, foreclosure are to be sold and are carried at fair value less estimated cost to sell.  Fair value is based upon independent market prices or appraised value of the property, net of selling costs.  These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used to estimate the fair value of the Company's financial instruments at December 31, 2011 and December 31, 2010:

Cash and Cash Equivalents (Carried at Cost)
The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Interest Earning Time Deposits (Carried at Cost)
Fair values for interest-earning time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.  The Company generally purchases amounts below the insured limit, limiting the amount of credit risk on these time deposits.

Investment and Mortgage-Backed Securities
The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices.

Loans Held for Sale (Carried at Cost)
Fair values of loans held for sale are based on commitments on hand from investors at prevailing market rates.

Loans Receivable (Carried at Cost)
The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Federal Home Loan Bank Stock (Carried at Cost)
The carrying amount of restricted investment in Federal Home Loan Bank stock approximates fair value, and considers the limited marketability of such securities.

Accrued Interest Receivable and Payable (Carried at Cost)
The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit Liabilities (Carried at Cost)
The fair values disclosed for demand deposits (e.g., passbook savings, statement savings and eSavings accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-Term Borrowings (Carried at Cost)
The carrying amounts of short-term borrowings approximate their fair values.

Long-Term Debt and Other Borrowings (Carried at Cost)
Fair values of FHLB advances and other borrowings are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances and other borrowings with similar credit risk characteristics, terms and remaining maturity.  These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-Balance Sheet Financial Instruments (Disclosed at Cost)
Fair values for the Bank's off-balance sheet financial instruments (lending commitments) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The following information is an estimate of the fair value of a limited portion of the Company's assets and liabilities.  Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The estimated fair values of the Company's financial instruments were as follows at December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Cash and cash equivalents	$11,687	$11,687	$8,650	$8,650
Investment in interest-earning time deposits	8,082	8,178	6,001	6,019
Investment securities available for sale	6,707	6,707	3,271	3,271
Mortgage-backed securities held to maturity	3,888	4,248	5,406	5,810
Loans held for sale	413	418	-	-
Loans receivable, net	75,339	77,005	74,710	76,212
Investment in FHLB stock	616	616	757	757
Accrued interest receivable	543	543	423	423

Liabilities:
Deposits	88,525	90,106	79,691	80,526
FHLB advances, long-term	2,000	2,105	3,800	4,020
FHLB advances, short-term	1,800	1,800	1,800	1,800
Other borrowings	-	-	423	423
Accrued interest payable	98	98	107	107

Off-balance sheet financial instruments	--	--	--	--

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on many judgments.

These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.  Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Quaint Oak Bancorp, Inc. (Parent Company Only)
Note 16 – Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31, 2011	December 31, 2010
Assets
Cash and cash equivalents	$516	$388
Investment in interest-earning time deposits	-	513
Investment in Quaint Oak Bank	14,409	13,871
Premises and equipment, net	973	985
Other assets	44	39
Total Assets	$15,942	$15,796

Liabilities and Stockholders' Equity
Other borrowings	$-	$423
Other liabilities	246	182
Stockholders' equity	15,696	15,191
Total Liabilities and Stockholders' Equity	$15,942	$15,796

Statements of Income

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Income
Interest income	$6	$35
Rental income	79	77
Total Income	85	112

Expenses
Occupancy and equipment expense	87	89
Other expenses	76	90
Total Expenses	163	179

Net Loss Before Income Taxes	(78)	(67)
Equity in Undistributed Net Income of Subsidiary	581	715
Income Tax Benefit	25	23
Net Income	$528	$671

Statements of Cash Flows

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Operating Activities
Net income	$528	$671
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(581)	(715)
Depreciation expense	21	21
Deferred income taxes	-	(8)
Stock-based compensation expense	201	186
Accretion of investment securities discounts	-	(1)
(Increase) decrease in other assets	(5)	40
Increase in other liabilities	64	49
Net cash provided by operating activities	228	243

Investing Activities
Net decrease in investment in interest-earning time deposits	513	363
Purchase of investment securities	-	(4)
Proceeds from the sale or calls of investment securities available for sale	-	505
(Purchase) sale of property and equipment	(9)	14
Net cash provided by investing activities	504	878

Financing Activities
Repayment of other borrowings	(423)	(19)
Dividends paid	(134)	(137)
Purchase of treasury stock	(47)	(2,901)
Net cash used in financing activities	(604)	(3,057)

Net Increase (Decrease) in Cash and Cash Equivalents	128	(1,936)
Cash and Cash Equivalents-Beginning of Period	388	2,324
Cash and Cash Equivalents-End of Period	$516	$388